Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2009
Equity
Transfer of Dental Companies (Effect of Change)	$ 23,005	$ 230	$ 18,189	$ 4,517	$ 69
Balance at Dec. 31, 2010 (As Previously Reported)	710,696	5,000	475,635	116,044	114,017
Balance at Dec. 31, 2010	733,701	5,230	493,824	120,561	114,086
Equity
Dividends	(32,000)			(32,000)
Capital contribution (Note 7)	21,576		21,576
Net income	79,301			79,301
Other comprehensive loss (income)	103,025				103,025
Balance at Dec. 31, 2011	905,603	5,230	515,400	167,862	217,111
Equity
Dividends	(115,800)			(115,800)
Capital contribution (Note 7)	0
Net income	89,405			89,405
Other comprehensive loss (income)	103,479				103,479
Balance at Dec. 31, 2012	982,687	5,230	515,400	141,467	320,590
Equity
Dividends	(101,000)			(101,000)
Capital contribution (Note 7)	0
Net income	62,764			62,764
Other comprehensive loss (income)	(140,489)				(140,489)
Balance at Dec. 31, 2013	$ 803,962	$ 5,230	$ 515,400	$ 103,231	$ 180,101